PARLIAMENTARY COMMITTEE OF INQUIRY (‘CPI’)	12 Months Ended
Dec. 31, 2021
Parliamentary Committee Of Inquiry
PARLIAMENTARY COMMITTEE OF INQUIRY (‘CPI’)

36.	PARLIAMENTARY COMMITTEE OF INQUIRY (‘CPI’)

On June 17, 2021, the Legislative Assembly of Minas Gerais has established a Parliamentary Committee of Inquiry (‘CPI’) to investigate management acts of Cemig since 2019. At an ordinary meeting held on June 24, 2021, the Legislative Assembly of the State of Minas Gerais appointed the members of the CPI. The CPI was entitled to investigate the facts underlying the application for its creation, for 120 calendar days from appointment of its Chair and Vice-chair. This period was extended, on October 26, 2021, for 60 days.

The ‘CPI’ requested, through application, several documents and information related, mainly, to acquisition and disposal of equity interest, human resources management and procurement processes that were considered to be exempt from mandatory bidding. The Company has complied with the requests, into deadlines. Additionally, in relation to the processes of contracting, the Company carries out regular audits. At present there is an examination in progress in one of these: based on the results identified to date, no material impacts have been identified on the financial statements for the year ending December 31, 2021, nor for prior business years. The Company expects that the procedures will be concluded in the second quarter of 2022.

On February 18, 2022 the CPI approved its final report, to be submitted to the Public Attorneys’ Office of Minas Gerais State, and other public control bodies, for assessment of what further submissions of it should be made. So far there are not known to be any potential accusations that might take place by reason of the results indicated by the CPI.

The Company reaffirms that all the actions taken by the present management aimed to preserve the shareholders’ equity of the Company and ensure improvement in the offer of energy services to its clients, rigorously following the relevant legislation.